Accrued Payroll And Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Payroll And Other Liabilities [Abstract]
Accrued payroll	$ 101,183	$ 110,499
Long-term incentive plan	3,620	8,843
Accrued expenses	25,931	17,908
Amnesty program	2,220	10,236
Other liabilities	9,016	3,204
Accrued payroll and other liabilities, Current	141,970	150,690
Long-term incentive plan	1,302	2,968
Amnesty program	15,598	20,210
Other liabilities	18,546	16,937
Accrued payroll and other liabilities, Non-current	$ 35,446	$ 40,115